Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary): | Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DISCIPLINED LARGE CAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the Disciplined LargeCap Blend Fund by the Principal Capital Appreciation Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Disciplined LargeCap Blend Fund

tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of Disciplined

LargeCap Blend Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

Disciplined LargeCap Blend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMGX
Disciplined LargeCap Blend Fund | Cass B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX
Disciplined LargeCap Blend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCCX